T. ROWE PRICE TECHNOLOGY ETF

March 31, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.9%
FINANCIAL SERVICES 10.2%
Other Financial Services 1.5%
Coinbase Global, Class A (1)	985	169
NU Holdings / Cayman Islands, Class A (1)	12,103	124
Robinhood Markets, Class A (1)	2,372	99
		392
Payments 8.7%
Adyen, ADR (1)	37,318	570
Block (1)	2,368	129
Mastercard, Class A	1,121	614
Visa, Class A	2,088	732
Wise, Class A (GBP) (1)	11,621	143
		2,188
Total Financial Services		2,580
HARDWARE 9.5%
Consumer Electronics 8.7%
Apple	9,841	2,186
		2,186
Enterprise Hardware 0.8%
Keyence (JPY)	500	197
		197
Total Hardware		2,383
INDUSTRIALS 1.1%
Automobile Manufacturers 1.1%
Tesla (1)	1,074	278
Total Industrials		278
INTERNET 23.6%
China Internet Media/Advertising 2.2%
Tencent Holdings (HKD)	8,500	543
		543
China Internet Retail 2.6%
Alibaba Group Holding, ADR	3,533	467
PDD Holdings, ADR (1)	1,675	198
		665
Rest of World Internet Retail 2.0%
MercadoLibre (1)	121	236
Sea, ADR (1)	2,089	273
		509

T. ROWE PRICE TECHNOLOGY ETF

	Shares	$ Value
(Cost and value in $000s)
U.S. Internet Media/Advertising 6.9%
Alphabet, Class A	1,305	202
Alphabet, Class C	823	129
AppLovin, Class A (1)	540	143
Meta Platforms, Class A	2,209	1,273
		1,747
U.S. Internet Retail 9.3%
Amazon.com (1)	12,324	2,345
		2,345
U.S. Internet Services 0.6%
DoorDash, Class A (1)	806	147
		147
Total Internet		5,956
IT SERVICES 0.6%
IT Services 0.6%
Globant (1)	1,175	138
Total IT Services		138
MEDIA & ENTERTAINMENT 1.8%
Direct-To-Consumer Subscription Services 0.9%
Netflix (1)	246	230
		230
Video Gaming 0.9%
Nintendo (JPY)	3,400	231
		231
Total Media & Entertainment		461
SEMICONDUCTORS 30.8%
Analog Semiconductors 1.1%
Analog Devices	1,419	286
		286
Digital Systems 9.6%
NVIDIA	22,189	2,405
		2,405
Foundry 4.8%
Taiwan Semiconductor Manufacturing, ADR	7,306	1,213
		1,213
Memory 0.7%
SK Hynix (KRW)	1,336	178
		178

T. ROWE PRICE TECHNOLOGY ETF

	Shares	$ Value
(Cost and value in $000s)
Microcontrollers 2.9%
Infineon Technologies, ADR	12,091	401
NXP Semiconductors	1,758	334
		735
Processors 7.6%
Advanced Micro Devices (1)	5,500	565
Broadcom	5,617	940
Intel	6,280	143
Lattice Semiconductor (1)	5,054	265
		1,913
Semiconductor Capital Equipment 4.1%
ASM International (EUR)	380	173
ASML Holding NV	758	502
BE Semiconductor Industries (EUR)	1,399	146
Entegris	2,418	212
		1,033
Total Semiconductors		7,763
SOFTWARE 20.9%
Back-Office Applications Software 3.5%
Samsara, Class A (1)	1,639	63
SAP, ADR	2,333	626
Workday (1)	857	200
		889
Collaboration And Productivity Software 1.3%
ServiceNow (1)	406	323
		323
Design Software 2.7%
Cadence Design Systems (1)	1,008	257
Synopsys (1)	973	417
		674
Front-Office Applications Software 0.9%
HubSpot (1)	412	235
		235
Industry-Specific Software 1.3%
Shopify, Class A (1)	3,551	339
		339
Infrastructure And Developer Tool Software 10.0%
Datadog, Class A (1)	1,318	131
Microsoft	6,029	2,263
Oracle	843	118
		2,512

T. ROWE PRICE TECHNOLOGY ETF

	Shares	$ Value
(Cost and value in $000s)
Security Software 1.2%
Fortinet (1)	1,639	158
Zscaler (1)	719	142
		300
Total Software		5,272
TELECOM EQUIPMENT 1.4%
Wireline Equipment 1.4%
Ciena (1)	2,290	138
Corning	4,709	216
Total Telecom Equipment		354
Total Common Stocks (Cost $27,695)		25,185
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, 4.29% (2)	17,374	17
Total Short-Term Investments (Cost $17)		17
Total Investments in Securities 100.0% of Net Assets (Cost $27,712)		$25,202
Other Assets Less Liabilities (0.0%)		(4)
Net Assets 100.0%		$25,198

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won

T. ROWE PRICE TECHNOLOGY ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Technology ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE TECHNOLOGY ETF

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$23,574	$1,611	$—	$25,185
Short-Term Investments	17	—	—	17
Total	$23,591	$1,611	$—	$25,202
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and

T. ROWE PRICE TECHNOLOGY ETF

industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
ETF1156-054Q1
03/25